Concentrations	12 Months Ended
Sep. 30, 2022
Concentrations [Abstract]
CONCENTRATIONS
20.	CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2021 and 2022, cash, cash equivalents and restricted cash balances in the PRC are $5,889,885 and $4,413,218 respectively, which were primarily deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 (equivalent to $70,289). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2021 and 2022.

	As of September 30, 2021		As of September 30, 2022
Customers	Amount	% of Total	Amount	% of Total
A	$1,253,742	18%	$1,520,966	20%
B	1,083,605	16%	1,354,509	18%
C	863,626	12%	1,350,323	18%
D	1,289,276	19%	*	*
E	1,102,586	16%	*	*
Total	$5,592,834	81%	$4,225,798	56%

*	The percentage is below 10%.

The following table sets forth information as to each customer that accounted for 10% or more of total accounts payable as of September 30, 2021 and 2022.

	As of September 30, 2021			As of September 30, 2022
Suppliers	Amount		% of Total	Amount	% of Total
A	$	*	*	$191,645	24%
B		*	*	159,767	20%
C		*	*	114,993	15%
Total		$-	-	$466,405	59%

*	The percentage is below 10%.

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2020, 2021, and 2022.

	Year Ended September 30, 2020			Year Ended September 30, 2021			Year Ended September 30, 2022
Customers	Amount		% of Total	Amount		% of Total	Amount	% of Total
F	$	*	*	$	*	*	$2,045,462	12%
A		*	*		2,230,798	10%	*	*
D		*	*		3,062,302	13%	*	*
E		4,065,411	24%		*	*	*	*
Total		$4,065,411	24%		$5,293,100	23%	$2,045,462	12%

*	The percentage is below 10%.

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2020, 2021, and 2022.

	Year Ended September 30, 2020			Year Ended September 30, 2021			Year Ended September 30, 2022
Suppliers	Amount		% of Total	Amount		% of Total	Amount	% of Total
D	$	*	*	$	*	*	$2,188,426	10%
E		*	*		3,485,941	16%	*	*
F		*	*		2,420,798	11%	*	*
G		4,320,110	26%		*	*	*	*
H		2,141,144	13%		*	*	*	*
Total		$6,461,254	39%		$5,906,739	27%	$2,188,426	10%

*	The percentage is below 10%.